Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Investments, at fair value:	$ 14,098,675	$ 6,667,897
Cash	1,936,148	5,440,579
Note receivable	250,000	250,000
Prepaid expenses	83,674	43,838
Receivable for sale of investments		19,313
Interest and dividend receivables	324,350	65,911
Right-of-use lease asset	4,984	23,345
Total Assets	16,697,831	12,510,883
LIABILITIES
Accounts payable	64,028	32,917
Dividend payable	100	539,296
Payable for purchase of investments	1,900,000
Lease liability	5,654	26,061
Accrued income tax expense	1,269,000	13,722
Deferred taxes	45,000	258,000
Total Liabilities	3,283,782	869,996
Commitments and Contingencies
SHAREHOLDERS EQUITY (NET ASSETS)
Common stock, par value $0.001 per share (250,000,000 authorized;10,790,413 and 10,785,913 outstanding)	10,790	10,786
Additional paid-in capital	10,694,163	10,673,014
Accumulated deficit	(1,159,665)	(1,159,665)
Accumulated undistributed investment loss	(1,877,667)	(2,124,419)
Accumulated undistributed net realized gains on investment transactions	5,580,810	2,541,850
Net unrealized appreciation in value of investments	165,618	1,699,321
Total Shareholders' Equity (net assets)	13,414,049	11,640,887
Total Liabilities and Shareholders' Equity	$ 16,697,831	$ 12,510,883
Net Asset Value Per Common Share	$ 1.24	$ 1.08